FORMN-SAR
ANNUALREPORT
FOR REGISTEREDINVESTMENTCOMPANIES

Report for fiscal year ending:	12/31/2009
Is this an amendment to a previous filing?	N

(THOSEITEMSFORSUB-ITEMS WITHABOXAFTERTHEITEMNUMBERSHOULDBE COMPLETED ONLYIF THEANSWERHASCHANGEDFROM THEPREVIOUSFILINGON THISFORM.)

1	.	A. Registrant Name:	VERMONT VARIABLE LIFE INSURANCE ACCOUNT
		B. File Number:	811-4896
		C. Telephone Number	802-229-3333

2	.	A. Street:	ONE NATIONAL LIFE DRIVE
		B. City:	MONTPELIER
		C. State:	VERMONT
		D. Zip Code:	05604

3	.	Is this the first filing on this form by Registrant?		N

4	.	Is this the last filing on this form by Registrant?		N

5	.	Is Registrant a small business investment company (SBIC)		N

6	.	Is Registrant a unit investment trust (UIT)?		Y
(IF ANSWER IS "Y" (YES), COMPLETE ONLY ITEMS 111 THROUGH 132)

111	.	A.	Depositor Name:	NATIONAL LIFE INSURANCE COMPANY
		B.	File Number (if any):	N/A
		C.	City:	MONTPELIER
			State:	VERMONT
			Zip Code:	05604
112	.	A.	Sponsor Name:	NATIONAL LIFE INSURANCE COMPANY
		B.	File Number (if any):	N/A
		C.	City:	MONTPELIER
			State:	VERMONT
			Zip Code:	05604
113	.	N/A

114	.	A.	Principal Underwriter Name:	EQUITY SERVICES, INC.
		B.	File Number:	8-14286
		C.	City:	MONTPELIER

		State:	VERMONT
		Zip Code:	05604

116	.	Family of investment companies information:

		A.	Is Registrant part of a family of investment companies?	N

117	.	A.	Is Registrant a separate account of an insurance company?	Y

		If answer is "Y" (Yes), are any of the following types of
		contracts funded by the Registration:

		B.	Variable annuity contracts?	N
		C.	Scheduled premium variable life contracts	N
		D.	Flexible premium life insurance contracts	Y
		E.	Other types of insurance products registered
		under the Securities Act of 1933?		N

118	.	State the number of series existing at the end of the
		period that had securities registered under the Securities
		Act of 1933		1

119	.	State the number of new series for which registration statements
		under the Securities Act of 1933 become effective during the
		period		0

120	.	State the total value of the portfolio securities on the date of
		deposit for the new series included in item 119 ($000's omitted)		0

121	.	State the number of series for which a current prospectus
		was in existence at the end of the period		0

122	.	State the number of existing series for which additional units
		were registered under the Securities Act of 1933 during the
		current period		0

123	.	State the total value of the additional units considered in
		answering item 122 ($000's omitted)		$0

124	.	State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
		(the value of these units is to be measured on the date they were
		placed in the subsequent series) ($000's omitted)		$0

125	.	State the total dollar amount of sales loads collected (before
		reallowances to other brokers or dealers) by Registrant's
		principal underwriter and any underwriter which is an
		affiliated person of the principal underwriter during the
		current period solely from the sale of units of all series of
		Registrant: ($000's omitted)		$0

126	.	Of the amount shown in Item 125, state the total dollar
		amount of the sales loads collected from secondary market
		operations in Registrant's units (include the sales loads, if any,
		collected on units of a prior series placed in the portfolio
		of a subsequent series.)	($000's omitted)	$0

127	.	List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the
aggregate total assets at market value as of a date at or near the end of the current period of each such group of series
and the total income distributions made by each such group
of series during the current period (excluding distributions of realized gains, if any):

		Number of		Total Assets	Total Income
		Series		($000's	Distributions
		Investing		omitted)	($000's omitted)

A.		U.S. Treasury Direct use		$	$
B.		U.S. Government Agency		$	$
C.		State and municipal tax-free		$	$
D.		Public Utility debt		$	$
E.		Brokers and dealer s debt or debt		$	$
of brokers' or dealers' parents
F.		All other corporate informed, &		$	$
long-term debt
G.		All other corporate short-term debt		$	$
H.		Equity securities of brokers
or dealers or parents of
		brokers or dealers		$	$
I.		INVESTMENT COMPANY
		EQUITY SECURITIES	1	$529	$11
J.		All other equity securities		$	$
K.		Other securities		$	$
L.		Total assets of all series
		of Registrants		$529	$11

128	.	Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an entity other than the
		issuer? (IF THE ANSWER IS "N" (NO), GO TO ITEM 131.)			N

129	.				N/A

130	.				N/A

131	.	Total expenses incurred by all series of Registrant during the current
		reporting period ($000's omitted)			$4

132	.	List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-4896

This report is signed on behalf of the depositor in the City of Montpelier and
State of Vermont on February 26, 2010.

VERMONT VARIABLE LIFE INSURANCE ACCOUNT

BY: NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

By:	/s/ D. RUSSELL MORGAN
----------------------
Chief Compliance Officer --
Separate Accounts